BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 1,061,717
Prepaid expenses	676,797
Total current assets	1,738,514
Security deposit	2,875
Cash and Marketable securities held in Trust Account	215,275,732
Total assets	217,017,121
LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities - accrued expenses	6,150
Accrued Liabilities, Current	6,150
Deferred underwriting fee payable	7,533,750
Warrant Liabilities	24,945,850
Total liabilities	32,485,750
Commitments and contingencies (see Note 12)
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value	179,531,370
Stockholder's Equity
Preferred stock, $0.00005 par value (168,638 shares authorized, 162,596 shares issued and outstanding as of March 31, 2021 and December 31, 2020; aggregate liquidation preference of $33,750 as of March 31, 2021 and December 31, 2020)
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	357
Additional paid-in capital	12,619,799
Accumulated deficit	(7,620,693)
Total stockholders' equity	5,000,004
Total liabilities and stockholders' equity	217,017,121
Class A common stock
Stockholder's Equity
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	357
Class A Common Stock Subject to Redemption
LIABILITIES AND SHAREHOLDER'S EQUITY
Class A Ordinary Shares subject to possible redemption 17,950,991 shares at redemption value	179,531,370
Class A Common Stock Not Subject to Redemption
Stockholder's Equity
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	357
Class B common stock
Stockholder's Equity
Common stock, $0.00005 par value (506,000,000 shares authorized, 238,186,070 and 225,490,157 shares issued and outstanding as of December 31, 2020 and 2019)	$ 538